Other Non-current Assets	12 Months Ended
Dec. 31, 2019
Other Non-current Assets
Other Non-current Assets

10. Other Non-current Assets

Other non-current assets consist of the following:

	December 31,	December 31,
	2018	2019
Long-term deposits	616,199	848,655
Receivables of installment payments for battery	574,677	657,698
Right-of-use assets - finance lease	—	155,051
Prepayments for purchase of property and equipment	159,341	17,603
Others	62,613	74,093
Total	1,412,830	1,753,100

Long-term deposit mainly consists of deposits to vendors for guarantee of production capacity as well as rental deposit for offices and NIO Houses which will not be collectible within one year.